Common Stock Warrants - Schedule of Common Stock Warrant Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Weighted Average Exercise Price Warrants granted	$ 0.085	$ 0.05
Warrants [Member]
Number of Shares Beginning Balance	102,700,002	13,400,000
Number of Shares Warrants expired	(200,000)	(3,200,000)
Number of Shares Warrants granted	52,784,790	101,500,002
Number of Shares Warrants exercised	(4,000,000)	(9,000,000)
Number of Shares Ending Balance	151,284,792	102,700,002
Number of Shares Exercisable	151,284,792
Weighted Average Exercise Price Beginning Balance	$ 0.050	$ 0.050
Weighted Average Exercise Price Warrants expired	(0.180)	(0.065)
Weighted Average Exercise Price Warrants granted	0.085	0.046
Weighted Average Exercise Price Warrants exercised	(0.040)	(0.005)
Weighted Average Exercise Price Ending Balance	0.030	$ 0.050
Weighted Average Exercise Price Exercisable	$ 0.030